FINANCIAL INSTRUMENTS (Fair Value of Derivative Contracts)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Assets Reported in Other Current Assets [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 541	$ 449
Derivative Liabilities Reported in Other Current Liabilities [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge